Earnings Per Share	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

9. Earnings Per Share

Medical Properties Trust, Inc.

Our earnings per share were calculated based on the following (amounts in thousands):

	For the Three Months Ended March 31,
	2013	2012
Numerator:
Income from continuing operations	$26,212	$8,919
Non-controlling interests’ share in continuing operations	(54)	(42)
Participating securities’ share in earnings	(193)	(252)

Income from continuing operations, less participating securities’ share in earnings	25,965	8,625
Income (loss) from discontinued operations attributable to MPT common stockholders	(2)	1,687

Net income, less participating securities’ share in earnings	$25,963	$10,312

	For the Three Months Ended March 31,
	2013	2012
Denominator:
Basic weighted-average common shares	140,347	124,906
Dilutive potential common shares	1,179	—

Dilutive weighted-average common shares	141,526	124,906

MPT Operating Partnership, L.P.

Our earnings per common unit were calculated based on the following (amounts in thousands):

	For the Three Months Ended March 31,
	2013	2012
Numerator:
Income from continuing operations	$26,212	$8,919
Non-controlling interests’ share in continuing operations	(54)	(42)
Participating securities’ share in earnings	(193)	(252)

Income from continuing operations, less participating securities’ share in earnings	25,965	8,625
Income (loss) from discontinued operations attributable to MPT Operating Partnership partners	(2)	1,687

Net income, less participating securities’ share in earnings	$25,963	$10,312

	For the Three Months Ended March 31,
	2013	2012
Denominator:
Basic weighted-average units	140,347	124,906
Dilutive potential units	1,179	—

Dilutive weighted-average units	141,526	124,906

For the three months ended March 31, 2012, 0.1 million of options were excluded from the diluted earnings per share unit calculation as they were not determined to be dilutive. In addition, shares/units that may be issued in the future in accordance with our exchangeable senior notes were excluded from the 2012 diluted earnings per shares/units calculation as they were not determined to be dilutive.